Income Taxes, Composition of Income Tax Expense (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Income Tax Attributable to a Continuing Operation [Abstract]
Deferred income tax		$ (12,920,451)		$ (13,810,280)
Total income tax		35,238,443	$ 1,738	34,544,003	$ 46,044,089
Mexico [Member]
Income Tax Attributable to a Continuing Operation [Abstract]
Current year income tax		29,105,637		32,327,958	29,865,043
Deferred income tax		(12,286,894)		(6,706,412)	3,454,279
Foreign [Member]
Income Tax Attributable to a Continuing Operation [Abstract]
Current year income tax		19,053,257		16,026,324	17,634,494
Deferred income tax		(633,557)		(7,103,867)	(4,909,727)
Income Tax Attributable to a Discontinued Operation [Abstract]
Income tax attributable to a discontinued operation	[1]	$ 0		$ 0	$ 1,805,500

[1]	Includes effects related to the sale of Panama and the Claro Chile, SpA joint venture. See Note 2Ac